CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 173,316	$ 243,887	$ 45,565
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	(75,687)	(32,440)	1,878
Gain on commodity hedge	2,078
Comprehensive income	99,707	211,447	47,443
Less: comprehensive income attributable to non-controlling interests	7,759	5,798	12,668
Comprehensive income attributable to Canadian Solar Inc.	$ 91,948	$ 205,649	$ 34,775